Vessels, Net - Schedule of Vessels, Net (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)
Total Vessels
Cost, Balance at beginning	$ 70,448,896
Accumulated Depreciation, Balance at beginning	(20,726,468)
Net Book Value, Balance at beginning	49,722,428
Cost, Additions
Accumulated Depreciation, Additions	(1,844,122)
Net Book Value, Additions	(1,844,122)
Cost, Other movement	(6,399)
Accumulated Depreciation, Other movement
Net Book Value, Other movement	(6,399)
Cost, Balance at Ending	70,442,497
Accumulated Depreciation, Balance at Ending	(22,570,590)
Net Book Value, Balance at Ending	47,871,907
Owned Vessel*
Owned Vessel Cost, Balance at beginning	14,094,790	[1]
Owned Vessel Accumulated Depreciation, Balance at beginning	(2,491,323)	[1]
Owned Vessel Net Book Value, Balance at beginning	11,603,467	[1]
Owned Vessel Cost, Additions
Owned Vessel Accumulated Depreciation, Additions	(433,273)	[1]
Owned Vessel Net Book Value, Additions	(433,273)	[1]
Owned Vessel Cost, Balance at Ending	14,094,790	[1]
Owned Vessel Accumulated Depreciation, Balance at Ending	(2,924,596)	[1]
Owned Vessel Net Book Value, Balance at Ending	11,170,194	[1]
Right-of-use assets under finance lease**
Right-of-use assets under finance lease Cost, Balance at beginning	56,354,106	[2]
Right-of-use assets under finance lease Accumulated Depreciation, Balance at beginning	(18,235,145)	[2]
Right-of-use assets under finance lease Net Book Value, Balance at beginning	38,118,961	[2]
Right-of-use assets under finance lease Cost, Additions
Right-of-use assets under finance lease Accumulated Depreciation, Additions	(1,410,849)	[2]
Right-of-use assets under finance lease Net Book Value, Additions	(1,410,849)	[2]
Right-of-use assets under finance lease Cost, Other movement	(6,399)	[2]
Right-of-use assets under finance lease Accumulated Depreciation, Other movement
Right-of-use assets under finance lease Net Book Value, Other movement	(6,399)	[2]
Right-of-use assets under finance lease Cost, Balance at Ending	56,347,707	[2]
Right-of-use assets under finance lease Accumulated Depreciation, Balance at Ending	(19,645,994)	[2]
Right-of-use assets under finance lease Net Book Value, Balance at Ending	$ 36,701,713	[2]

[1]	Owned Vessel: On August 14, 2022, the Group took delivery of the Top Brilliance, a 2008-built vessel of 56,823 dwt (Deadweight Tonnage), from an unrelated third party, for an acquisition cost of $14,094,790. Depreciation expense amounted to $433,273 and $433,273 for the six months ended December 31, 2025 and 2024.
[2]	Right-of-use assets under finance lease: In September, 2018, the Group took delivery of Top Diligence, a 2018-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $26,821,639 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8) In January, 2019, the Group took delivery of Top Elegance, a 2019-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $27,275,307 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8) As of June 30, 2024, the Group completed the installation of desulfurizing towers on Top Diligence and Top Elegance. The original value of $2,059,036 is depreciated during the useful life. Depreciation expense for the vessels under finance lease was $1,410,849 and $1,419,778 for six months ended December 31, 2025 and 2024, respectively